Deposits - Summary of certificates of deposit by maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deposits [Abstract]
2022	$ 4,043,357
2023	864,315
2024	681,201
2025	511,710
2026	534,030
2027 and thereafter	77,536
Total certificates of deposit	$ 6,712,149	$ 7,307,848